INVESTMENTS - Valued using Equity method and provision for losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Investments accounted for using equity method - gross	R$ 26,996,243	R$ 26,956,264	R$ 26,479,458	R$ 26,906,829
Provision for losses on investments	1,611,875	1,445,890
Investments accounted for using equity method	26,996,243	26,956,264	26,479,458
Jointly-controlled subsidiary
Investments
Investments accounted for using equity method - gross	20,145,894	20,753,287
Norte Energia (Belo Monte)
Investments
Investments accounted for using equity method - gross	6,600,626	7,030,651	6,595,928	5,574,123
Energia Sustentvel do Brasil S.A.
Investments
Investments accounted for using equity method - gross	3,250,575	2,840,844	2,976,447	3,073,485
Provision for losses on investments	432,250	821,276
Brasnorte Transmissora de Energia S.A
Investments
Investments accounted for using equity method - gross	1,702,719	1,574,228
Madeira Energia
Investments
Investments accounted for using equity method - gross	906,289	1,518,931
Intesa - Integrao Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	1,375,039	1,567,055
Norte Brasil Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	795,287	920,276	1,082,843	1,046,172
Provision for losses on investments	78,000
Teles Pires Participaes
Investments
Investments accounted for using equity method - gross	746,820	753,865	714,508	751,226
Companhia Energtica Sinop
Investments
Investments accounted for using equity method - gross	555,783	503,010	462,114	522,332
Provision for losses on investments	218,280	201,100
Empresa de Energia Sao Manoel
Investments
Investments accounted for using equity method - gross	434,379	528,412	351,065	299,983
Provision for losses on investments	197,467	128,694
Mata de Santa Genebra
Investments
Investments accounted for using equity method - gross	534,167	570,803	361,684	314,689
Provision for losses on investments	124,623
Chapecoense Geracao S.A
Investments
Investments accounted for using equity method - gross	373,740	409,864	395,841	389,981
Interligacao Eletrica Garanhuns S.A.
Investments
Investments accounted for using equity method - gross	324,874	318,267	251,729	267,424
Provision for losses on investments	38,069	34,740
Enerpeixe S.A.
Investments
Investments accounted for using equity method - gross	265,711	254,272	260,599	292,002
Transmissora Sul Brasileira de Energia S.A.
Investments
Investments accounted for using equity method - gross	171,632	150,375
STN - Sistema de Transmissao Nordeste S.A.
Investments
Investments accounted for using equity method - gross	217,861	177,158	165,749	216,741
Goias Transmissao S.A.
Investments
Investments accounted for using equity method - gross	212,431	204,859	188,574	172,892
Paranaiba
Investments
Investments accounted for using equity method - gross	173,434	153,725
Transenergia Renovavel S.A. (Transenergia)
Investments
Investments accounted for using equity method - gross	116,395	116,471	124,031	91,080
Retiro Baixo Energetica S.A.
Investments
Investments accounted for using equity method - gross	157,183	144,796	134,277	124,386
MGE Transmissao S.A.
Investments
Investments accounted for using equity method - gross	137,148	139,176
Rouar
Investments
Investments accounted for using equity method - gross	128,315	109,643	124,448	105,413
Triangulo Mineiro Transmissora
Investments
Investments accounted for using equity method - gross	126,654	112,865	91,698	106,418
Vale do Sao Bartolomeu
Investments
Investments accounted for using equity method - gross	64,019	60,305
Transnorte Energia S.A.
Investments
Investments accounted for using equity method - gross	25,498	39,973	21,149	148,453
Provision for losses on investments	108,937	94,805
Fronteira Oeste Transmissora de Energia S.A
Investments
Provision for losses on investments	23,881
Others
Investments
Investments accounted for using equity method - gross	749,315	553,463	2,647,487	5,044,464
Provision for losses on investments	2,531	8,795
Belo Monte Transmissora de Energia
Investments
Investments accounted for using equity method - gross	1,702,719	1,574,228	1,303,752	990,331
Provision for losses on investments	111,374	80,312
Interligacao Eletrica do Madeira S.A.
Investments
Investments accounted for using equity method - gross	1,375,039	1,567,055	1,491,339	1,271,759
Provision for losses on investments	210,091
TSLE - Transmissora Sul Litoranea de Energia S.A.
Investments
Investments accounted for using equity method - gross	171,632	150,375	156,340	136,585
Associated companies
Investments
Investments accounted for using equity method - gross	6,850,349	6,202,977
CTEEP
Investments
Investments accounted for using equity method - gross	4,314,282	3,681,099	4,024,671	3,485,985
Lajeado Energia
Investments
Investments accounted for using equity method - gross	90,340	67,230	79,923	64,103
CEB Lajeado
Investments
Investments accounted for using equity method - gross	67,956	63,047	52,804	49,153
Paulista Lajeado
Investments
Investments accounted for using equity method - gross	38,056	29,967	30,241	30,436
EAPSA - Energetica Aguas da Pedra S.A.
Investments
Investments accounted for using equity method - gross	244,444	233,604	R$ 218,301	R$ 224,668
Others
Investments
Investments accounted for using equity method - gross	R$ 2,095,271	R$ 2,128,030